Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciliation of Net Earnings (Loss) and Weighted Average Number of Shares Outstanding
The following represents a reconciliation of net earnings and weighted average number of shares outstanding (in thousands) for purposes of calculating basic and diluted net earnings per share:

	December 31,
	2010	2011	2012
Net earnings used for purpose of computing basic earnings per common share	110,639	186,770	7,149
After-tax equivalent of interest expense on convertible subordinated notes	17,670	17,670	—
Net earnings used for purposes of computing diluted net earnings per common share	128,309	204,440	7,149
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands)	52,435	55,210	56,108
Dilutive effect of stock options	282	570	659
Dilutive effect of convertible subordinated notes	8,777	8,902	—
Dilutive weighted average number of shares outstanding	61,494	64,682	56,767
Net earnings per share:
Basic net earnings from continuing operations	2.11	3.38	0.13
Diluted net earnings from continuing operations	2.09	3.16	0.13